CAPITAL STRUCTURE (Details) - shares	Sep. 30, 2022	Sep. 14, 2022	Sep. 13, 2022	Aug. 19, 2022	Jul. 28, 2022	Jun. 28, 2022	Jun. 27, 2022	Apr. 14, 2022	Mar. 02, 2022	May 28, 2021
Coral Investment Partners Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	1,000,000
Coral Investment Partners Warrants [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	500,000
Coral Investment Partners Warrants [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	500,000
Warrant Holder 1 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	1,497,500
Class of Warrant or Right, Outstanding Gross	1,500,000
Class of Warrant or Right, shares outstanding					(2,500)
Warrant Holder 1 [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	500,000									500,000
Class of Warrant or Right, Outstanding Gross	500,000
Warrant Holder 1 [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	500,000									500,000
Class of Warrant or Right, Outstanding Gross	500,000
Warrant Holder 1 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	497,500									500,000
Class of Warrant or Right, Outstanding Gross	500,000
Class of Warrant or Right, shares outstanding					(2,500)
Warrant Holder 2 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	100,000
Class of Warrant or Right, Outstanding Gross	400,000		(25,000)			(225,000)	(45,000)		(5,000)
Warrant Holder 2 [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	100,000		(25,000)			(75,000)
Warrant Holder 2 [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	100,000
Class of Warrant or Right, Outstanding Gross	100,000
Warrant Holder 2 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	200,000					(150,000)	(45,000)		(5,000)
Purple Bio Tech Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	300,000
Purple Bio Tech Warrant [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	300,000
Warrant Holder 3 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	0
Class of Warrant or Right, Outstanding Gross	600,000		(10,000)	(115,000)
Warrant Holder 3 [Member] | Transfer To Warrant Holder 4 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	(300,000)
Warrant Holder 3 [Member] | Transfer To Warrant Holder 5 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	(175,000)
Warrant Holder 3 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	600,000		(10,000)	(115,000)
Warrant Holder 3 [Member] | Exercise Price $1.00 [Member] | Transfer To Warrant Holder 4 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	(300,000)
Warrant Holder 3 [Member] | Exercise Price $1.00 [Member] | Transfer To Warrant Holder 5 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	(175,000)
Warrant Holder 4 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	0
Class of Warrant or Right, Outstanding Gross				(300,000)
Warrant Holder 4 [Member] | Transfer From Warrant Holder 3 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	300,000
Warrant Holder 4 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross				(300,000)
Warrant Holder 4 [Member] | Exercise Price $1.00 [Member] | Transfer From Warrant Holder 3 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	300,000
Warrant Holder 5 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	375,000
Warrant Holder 5 [Member] | Transfer From Warrant Holder 3 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	175,000
Warrant Holder 5 [Member] | Transfer From Warrant Holder 9 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	200,000
Warrant Holder 5 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	175,000
Warrant Holder 5 [Member] | Exercise Price $1.00 [Member] | Transfer From Warrant Holder 3 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	175,000
Warrant Holder 5 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	200,000
Class of Warrant or Right, Outstanding Gross	200,000
Warrant Holder 6 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	250,000
Warrant Holder 6 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	250,000
Warrant Holder 7 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	400,000
Warrant Holder 7 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	400,000
Warrant Holder 8 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	0
Class of Warrant or Right, Outstanding Gross	775,000	(775,000)
Warrant Holder 8 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	775,000	(775,000)
Warrant Holder 9 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	0
Class of Warrant or Right, Outstanding Gross	200,000
Warrant Holder 9 [Member] | Transfer To Warrant Holder 5 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	(200,000)
Warrant Holder 9 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	200,000
Warrant Holder 9 [Member] | Exercise Price $1.50 [Member] | Transfer From Warrant Holder 5 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	(200,000)
Warrant Holder 10 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	0
Class of Warrant or Right, Outstanding Gross	350,000	(246,666)		(50,000)					(53,334)
Warrant Holder 10 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	350,000	(246,666)		(50,000)					(53,334)
Warrant Holder 11 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	470,000
Class of Warrant or Right, Outstanding Gross	300,000							170,000
Warrant Holder 11 [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	150,000
Class of Warrant or Right, Outstanding Gross	150,000
Warrant Holder 11 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	150,000
Class of Warrant or Right, Outstanding Gross	150,000
Warrant Holder 11 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	170,000
Class of Warrant or Right, Outstanding Gross								170,000
Warrant Holder 12 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	0
Class of Warrant or Right, Outstanding Gross	1,018,050	(918,050)		(100,000)
Warrant Holder 12 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	1,018,050	(918,050)		(100,000)
Warrant Holder 13 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	0
Class of Warrant or Right, Outstanding Gross	225,000	(210,000)							(15,000)
Warrant Holder 13 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	225,000	(210,000)							(15,000)
Warrant Holder 14 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	0
Class of Warrant or Right, Outstanding Gross	100,000			(100,000)
Warrant Holder 14 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	100,000			(100,000)
Warrant Holder 15 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	0
Class of Warrant or Right, Outstanding Gross	100,000	(100,000)
Warrant Holder 15 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	100,000	(100,000)
Warrant Holder 16 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	0
Class of Warrant or Right, Outstanding Gross	100,000	(75,000)					(25,000)
Warrant Holder 16 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	100,000	(75,000)					(25,000)
Warrant Holder 17 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	0
Class of Warrant or Right, Outstanding Gross	52,050	(52,050)
Warrant Holder 17 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	52,050	(52,050)
Warrant Holder 18 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	250,000
Warrant Holder 18 [Member] | Exercise Price $3.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	250,000
Warrant Holder 19 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	0
Class of Warrant or Right, Outstanding Gross	300,000	(300,000)
Warrant Holder 19 [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding Gross	300,000	(300,000)
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	4,642,500
Warrant [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	1,150,000
Warrant [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	1,400,000
Warrant [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	822,500
Warrant [Member] | Exercise Price $1.50 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	1,020,000
Warrant [Member] | Exercise Price $3.00 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	250,000